Average Annual Total Returns - 2060 Retirement Fund	2060 Retirement Fund Past One Year	2060 Retirement Fund For Life of Fund	2060 Retirement Fund Inception Date	2060 Retirement Fund Return after taxes on distributions Past One Year	2060 Retirement Fund Return after taxes on distributions For Life of Fund	2060 Retirement Fund Return after taxes on distributions and sales of shares Past One Year	2060 Retirement Fund Return after taxes on distributions and sales of shares For Life of Fund	Past One Year	For Life of Fund	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares For Life of Fund	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) For Life of Fund
Total			Jul. 02, 2018	14.08%	10.07%	11.66%	9.07%	7.51%	7.14%	8.84%	7.48%	18.40%	16.02%